Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets are Included in Deferred Credits and Other Assets on the Consolidated Balance Sheets (Parenthetical) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets [Line Items]
Prepaid and other current assets	$ 165,294	$ 136,833
Deferred charges and other assets	447,410	432,234
Environmental Compliance Programs [Member]
Regulatory Assets [Line Items]
Prepaid and other current assets	9,200	3,800
Deferred charges and other assets	527,000	500,000
Other Regulatory Assets [Member]
Regulatory Assets [Line Items]
Prepaid and other current assets	531,000	622,000
Deferred charges and other assets	$ 1,300	$ 1,000